CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Apr. 01, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 210,847		$ 186,301			$ 156,478
Restricted cash	4,574		5,228			4,831
Accounts receivable - net of allowance of $6,271 and $5,946	130,869		143,362			130,605
Prepaid expenses	12,747		12,778			15,679
Taxes receivable	10,249		11,992			14,337
Other current assets	14,076		15,368			10,025
Total current assets	383,362		375,029			331,955
PROPERTY AND EQUIPMENT - NET	169,559		170,896			172,164
RIGHT OF USE ASSETS	53,393	$ 53,100
GOODWILL	1,505,107		1,503,245	$ 75,782		1,430,837	$ 1,429,521
IDENTIFIABLE INTANGIBLE ASSETS - NET	464,163		478,852			526,183
DEFERRED INCOME TAXES - NET	8,957		8,893			9,221
OTHER LONG-TERM ASSETS	41,225		41,092			43,355
TOTAL	2,625,766		2,578,007			2,513,715
CURRENT LIABILITIES:
Accounts payable	90,110		94,993			95,587
Accrued expenses	54,035		66,569			37,059
Income taxes payable	12,064		10,502			7,946
Short-term debt - net	6,418		6,481			14,271
Deferred revenue	172,137		167,550			149,108
Total current liabilities	334,764		346,095			303,971
LONG-TERM DEBT - NET	1,744,274		1,750,990			1,793,460
LEASE LIABILITIES	52,969	$ 61,300
DEFERRED INCOME TAXES - NET	31,880		24,595			19,131
UNCERTAIN TAX POSITIONS	43,843		42,701			63,208
OTHER LONG-TERM LIABILITIES	9,733		26,961			39,548
Total liabilities	2,217,463		2,191,342			2,219,318
Commitments and contingencies (Note 10)
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 696,115 and 677,484 shares outstanding at March 31, 2022 and December 31, 2021 (aggregate liquidation preference of $704,197 and$685,350, respectively)	704,197		685,350
STOCKHOLDERS' DEFICIT:
Common Stock, $0.01 par value: 185.0 million shares authorized; 153.6 million shares issued and 153.3 million shares outstanding as of March 31, 2022; 153.5 million shares issued and 153.3 million shares outstanding as of December 31, 2021	1,533		1,533			1,533
Additional paid-in capital	916,492		933,569			998,487
Accumulated deficit	(1,179,901)		(1,203,440)			(1,320,508)
Accumulated other comprehensive loss	(82,281)		(78,403)			(46,800)
Total Griffey Global Holdings, Inc. stockholders' deficit	(344,157)		(346,741)			(367,288)
Noncontrolling interest	48,263		48,056			47,728
Total stockholders' deficit	(295,894)		(298,685)		$ (319,836)	(319,560)	(258,970)
TOTAL	2,625,766		2,578,007			2,513,715
Redeemable Preferred Stock
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 696,115 and 677,484 shares outstanding at March 31, 2022 and December 31, 2021 (aggregate liquidation preference of $704,197 and$685,350, respectively)	$ 704,197		$ 685,350		$ 630,842	$ 613,957	$ 549,837